Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Cost of inventory used and services provided	$ 862
Gain on modification of building lease (notes 7 and 11)	(185)
Total operating expenses (note 15)	2,368	2,975
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits	163	395
Consultant fees	46	63
Share-based compensation costs	11	80
Post-employment benefits	14	13
Key management personnel compensation	234	551
Salaries and short-term employee benefits	316	508
Share-based compensation costs	(123)	15
Post-employment benefits	45	75
Termination benefits		10
Other employees compensation	238	608
Cost of inventory used and services provided	862
Professional fees	498	779
Consulting fees	141
Insurance	221	221
Third-party research and development	97	54
Travel	33	75
Marketing services	36	2
Laboratory supplies		7
Other goods and services	30	29
Leasing costs, net of sublease receipts of $98 (2019 - $29)	46	53
Gain on modification of building lease (notes 7 and 11)	(185)
Impairment of right of use asset		337
Write-off of other current assets		169
Depreciation and amortization	6	66
Depreciation of right to use assets (note 7)	101
Operating foreign exchange losses	10	24
Total operating expenses (note 15)	$ 2,368	$ 2,975